Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS
Net income (loss)	$ (33,112)	$ (11,658)	$ (67,226)	$ (62,300)	$ 15,761
Adjustments to reconcile net income (loss) to cash used in operating activities:
Depreciation and amortization	4,251	3,695	7,993	6,791	3,325
Stock-based compensation	156	86	135	207	234
Provision for doubtful accounts	509	344	110	77	296
Deferred income taxes			(1,941)	5,845	1,022
Other	70	(336)	(358)	(65)	221
Changes in operating assets and liabilities:
Accounts receivable, net	(23,914)	3,811	9,573	2,446	(15,116)
Inventories, net	2,195	386	(850)	21,280	(32,713)
Prepaid and other current assets	2,939	(470)	(3,602)	(1,325)	(3,370)
Contract assets	(8,439)	38	38	(38)
Other assets	264	492	1,080	(939)	(1,251)
Accounts payable	645	1,377	(45)	(4,391)	7,519
Accrued expenses and other liabilities	(9,506)	(62)	13,609	(2,356)	16,472
Contract liabilities	11,397	60	(1,746)	4,265	(4,984)
Net cash provided by (used in) operating activities	(52,545)	(2,237)	(43,230)	(30,503)	(12,584)
Cash flows from investing activities:
Purchase of property, plant and equipment	(1,723)	(3,171)	(5,225)	(6,886)	(18,140)
Proceeds from sales of short-term investments		1,500	8,903	7,993	21,066
Proceeds from maturities of short-term investments	2,200	31,150	53,650	12,777	24,900
Purchase of short-term investments		(23,436)	(28,823)	(35,331)
Considerations paid for acquisition			(2,473)
Proceeds from repayment of stockholder notes			3,512
Proceeds from cancellation of (investment in) corporate- owned life insurance policies				2,064	(2,069)
Net cash provided by (used in) investing activities	477	6,043	29,544	(19,383)	25,757
Cash flows from financing activities:
Proceeds from issuance of preferred stock, net of issuance costs	19,919		49,790	46,658
Repurchase of common stock				(2,500)
Payment of deferred stock issuance costs	(1,196)
Proceeds from notes payable	10,000	0	0	0	0
Net cash provided by (used in) financing activities	28,723		49,790	44,158
Effect of exchange rate fluctuations on cash and cash equivalents	(30)	(59)	(4)	(128)	(1)
Net increase (decrease) in cash and cash equivalents	(23,375)	3,747	36,100	(5,856)	13,172
Beginning cash and cash equivalents	60,004	23,904	23,904	29,760	16,588
Ending cash and cash equivalents	36,629	27,651	60,004	23,904	29,760
Supplemental disclosures of cash flow information:
Cash paid for interest	38	27	77	14
Cash paid for (received from) income taxes, net	(7,811)	324	545	2,412	8,450
Supplemental disclosure of noncash investing and financing activities:
Changes in accrued purchases of property, plant and equipment	97	879	(115)	(417)	478
Assets held for sale reclassification	4,746	0	0	0	0
Accrued stock issuance costs	$ 1,186	$ 0	$ 0	$ 0	$ 0